Cover Page	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 5
Entity Registrant Name	CSLM Holdings, Inc.
Entity Central Index Key	0002033383
Entity Tax Identification Number	98-1602789
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	2400 E. Commercial Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33308
City Area Code	954
Local Phone Number	315-9380
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2400 E. Commercial Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33308
City Area Code	954
Local Phone Number	315-9381
Contact Personnel Name	Charles Cassel